Income Taxes - Components of Provision (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Total deferred				$ (3,596)
Total	$ 6,314			$ 11,097
Predecessor
Current:
Total deferred					$ 1,409
Total			$ 1,847		$ 4,365
Tradeweb Markets LLC | Successor
Current:
State and Local		$ 1,235
Foreign		1,212
Total current		2,447
Deferred - Federal		680
Deferred - state and local		288
Total deferred		968
Total		$ 3,415
Tradeweb Markets LLC | Predecessor
Current:
State and Local						$ 5,739	$ 4,331	$ 2,772
Foreign						3,559	2,748	2,826
Total current						9,298	7,079	5,598
Deferred - Federal						1,085	(433)	(5,783)
Deferred - state and local						1,517	(517)	(540)
Total deferred						2,602	(950)	(6,323)
Total						$ 11,900	$ 6,129	$ (725)